Nature of Operations and Reverse Acquisition Transaction (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Nature Of Operations And Reverse Acquisition Transaction Details Narrative
Common stock issued	66,885,082		67,288,142
Transaction costs	$ 38,280	$ 299,839
Included in accounts payable and accrued liabilities	$ 84,839	$ 15,101